To the SEC and Whomever It May Concern:

Statement of Triplicate Filing

The Oppenheimer Emerging Technologies Fund was accidentally filed twice on June 25, 2003, with the following accession numbers:

                0000935069-03-000839
                0000935069-03-000840

On June 26 it was filed again, including a letter explaining the duplicate filing. This letter should have been filed on its own, without the original elements of the filing, thus triplicating it.

The following is the accession number for the third filing:

                0000935069-03-000848

Please disregard both the second and third filings (000935069-03-000840 and 0000935069-03-000848).

The original filing, 0000935069-03-000839, is the correct one.

Lyn Benson
GCom2 Solutions
Filer for OppenheimerFunds